Loans payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Loans payable
8.	Loans payable

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Unsecured loan from an unrelated party	$-	$321,096	$308,185	$398,691
Others	-	61,161	51,364	98,602
	$-	$382,257	$359,549	$497,293